Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 71,836	£ 65,062
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	771	222
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	71,059	64,832
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 6	£ 8